Investment Objectives and Goals	Feb. 01, 2026
Timothy Plan Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan Small Cap Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of this Fund is to provide you with long-term growth of capital,
Objective, Secondary [Text Block]	with a secondary objective of current income.
Timothy Plan Large/Mid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan Large/Mid Cap Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of this Fund is to provide you with long-term growth of capital,
Objective, Secondary [Text Block]	with a secondary objective of current income.
Timothy Plan Small/Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan Small/Mid Cap Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of this Fund is to provide you with long-term growth of capital.
Timothy Plan Large/Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan Large/Mid Cap Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of this Fund is to provide you with long-term growth of capital.
Timothy Plan Growth & Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan Growth & Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of this Fund is to provide total return through a combination of growth and income and preservation of capital in declining markets.
Timothy Plan Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan Fixed Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.
Timothy Plan High Yield Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan High Yield Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.
Timothy Plan International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan International Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of this Fund is to provide you with long-term growth of capital.
Timothy Plan Israel Common Values Fund
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan Israel Common Values Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of this Fund is to provide you with long-term growth of capital.
Timothy Plan Defensive Strategies Fund
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan Defensive Strategies Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of this Fund is to provide you with long-term growth of capital.
Timothy Plan Strategic Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan Strategic Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to generate medium to high levels of long-term capital growth.
Timothy Plan Conservative Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Timothy Plan Conservative Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to generate moderate levels of long-term capital growth.